Equity (Details) - Schedule of outstanding and exercisable options	12 Months Ended
Dec. 31, 2021 $ / shares shares
Exercisable Price Eight to Sixteen [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in Shares) | shares	43,750
Options Outstanding ,Weighted Average Remaining Contractual Life In Years	4 years 7 months 20 days
Options Outstanding ,Weighted Average Exercise Price	$ 12.21
Options Exercisable (in Shares) | shares	43,750
Options Exercisable ,Weighted Average Exercise Price	$ 12.21
Exercisable Price Eight to Sixteen [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercisable Prices	8.96
Exercisable Price Eight to Sixteen [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercisable Prices	$ 16
Exercisable Price Twenty to Twenty Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in Shares) | shares	234,098
Options Outstanding ,Weighted Average Remaining Contractual Life In Years	8 years 6 months 18 days
Options Outstanding ,Weighted Average Exercise Price	$ 27.09
Options Exercisable (in Shares) | shares	78,196
Options Exercisable ,Weighted Average Exercise Price	$ 27.09
Exercisable Price Twenty to Twenty Seven [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercisable Prices	20.81
Exercisable Price Twenty to Twenty Seven [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercisable Prices	$ 27.57
Exercisable Price Eight to Twenty Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding (in Shares) | shares	277,848
Options Outstanding ,Weighted Average Remaining Contractual Life In Years	7 years 11 months 4 days
Options Outstanding ,Weighted Average Exercise Price	$ 24.75
Options Exercisable (in Shares) | shares	121,946
Options Exercisable ,Weighted Average Exercise Price	$ 23.19
Exercisable Price Eight to Twenty Seven [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercisable Prices	8.96
Exercisable Price Eight to Twenty Seven [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercisable Prices	$ 27.57